TAXES ON INCOME (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Israel corporate tax rates		23.00%	25.00%	26.50%
Reduction in tax rate	In December 2016, the Economic Efficiency Law (Legislative Amendments for Implementing the Economic Policy for the 2017 and 2018 Budget Years), 2016 was published, introducing a gradual reduction in corporate tax rate from 25% to 23%.
Carryforward losses		$ 24.0	$ 15.3
Income tax rate in United states		21.00%